Segment Financial Information	9 Months Ended
Sep. 30, 2023
Disclosure of operating segments [abstract]
Segment Financial Information	SEGMENT FINANCIAL INFORMATION

PEMEX’s primary business is the exploration and production of crude oil and natural gas, as well as the production, processing, marketing and distribution of petroleum and petrochemical products. As of September 30, 2023 and December 31, 2022, PEMEX’s operations were conducted through seven business segments:

1.Exploration and Production;
2.Industrial Transformation;
3.Logistics;
4.Deer Park (beginning January 20, 2022);
5.Trading Companies;
6.Corporate; and
7.Other Operating Subsidiary Companies.

Due to PEMEX’s structure, there are significant amounts of inter-segment sales among the reporting segments, which are made at market prices.
The primary sources of revenue for PEMEX’s business segments are as described below:
•The Exploration and Production segment earns revenues from domestic sales of crude oil and natural gas, and from exporting crude oil through certain of the Trading Companies (as defined below). Crude oil export sales are made through the agent subsidiary company PMI CIM, to 17 major customers in various foreign markets. Approximately half of PEMEX’s crude oil is sold to Pemex Industrial Transformation. Additionally, it receives income from drilling services, and servicing and repairing wells.
•The Industrial Transformation segment earns revenues from sales of refined petroleum products and derivatives, mainly to third parties within the domestic market. This segment also sells a significant portion of the fuel oil it produces to the Comisión Federal de Electricidad (Federal Eletricity Commission, or “CFE”) and a significant portion of jet fuel produced to the Aeropuertos y Servicios Auxiliares (Airports and Auxiliary Services Agency or “ASA”). This segment’s most important products are different types of gasoline and diesel.
The Industrial Transformation segment also earns revenues from domestic sources generated by sales of natural gas, liquefied petroleum gas, naphtha, butane and ethane and certain other petrochemicals such as methane derivatives, ethane derivatives, aromatics, ammonia, fertilizers and its derivatives.
•The Logistics segment earns income from transportation and storage of crude oil, petroleum products and petrochemicals, as well as related services, which it provides by employing pipelines and offshore and onshore resources, and from providing services related to the maintenance, handling, guarding and management of these products.
•Effective January 20, 2022, the Deer Park segment includes DPRLP’s operations, whose operating results and performance are currently and regularly reviewed as a separate business by PEMEX’s Board of Directors. DPRLP generates revenues from sales of distillates and gasoline in the U.S. market.
•The Trading Companies segment, which consist of PMI CIM, PMI NASA, PMI Trading and MGAS (the “Trading Companies”), earns revenues from trading crude oil, natural gas and petroleum and petrochemical products in international markets.
•The Corporate segment provides administrative, financing and consulting services to PEMEX’s subsidiary entities and companies.
•The Other Operating Subsidiary Companies segment provides administrative, financing, consulting and logistical services, as well as economic, tax and legal advice and re-insurance services to PEMEX’s subsidiary entities and companies.
The following tables present the condensed financial information of these segments, after elimination of unrealized intersegment gain (loss), and include only select line items. The columns before intersegment eliminations include unconsolidated figures. As a result, the line items presented below may not total. These reporting segments are those which PEMEX’s management evaluates in its analysis and on which it bases its decision-making. These reporting segments are presented in PEMEX’s reporting currency.

As of/for the nine-month period ended September 30, 2023	Exploration and Production		Industrial Transformation	Logistics	DPRLP	Trading Companies	Corporate	Other Operating Subsidiary Companies	Intersegment eliminations	Total
Revenues:
Trade	Ps.	326,681,664	582,370,544	—	134,228,006	231,681,294	—	16,612,475	—	Ps.	1,291,573,983
Intersegment	349,649,964		204,985,694	77,309,358	8,816,626	441,810,012	69,794,786	43,005,200	(1,195,371,640)	—
Services income	19,399		256,165	1,183,894	—	1,335,569	615	35,473	—	2,831,115
(Impairment) reversal of impairment of wells, pipelines, properties, plant and equipment, net	(62,725,055)		(11,461,191)	(11,306)	—	—	—	—	—	(74,197,552)
Cost of sales	347,995,457		870,881,418	60,818,882	128,139,976	660,436,239	855,925	54,644,443	(1,123,206,687)	1,000,565,653
Gross income (loss)	265,630,515		(94,730,206)	17,663,064	14,904,656	14,390,636	68,939,476	5,008,705	(72,164,953)	219,641,893
Distribution, transportation and sale expenses	407,035		15,103,787	14,965	—	106,440	72,864	58,593	(7,140,871)	8,622,813
Administrative expenses	56,114,536		46,735,669	16,076,448	936,203	2,347,112	57,497,408	5,339,226	(65,032,266)	120,014,336
Other revenue	2,158,710		7,476,838	671,412	39,875	559,353	671,891	3,531,380	—	15,109,459
Other expenses	16,779,971		842,940	1,472	18,235	143,274	986	179,900	(7,430)	17,959,348
Operating income (loss)	194,487,683		(149,935,764)	2,241,591	13,990,093	12,353,163	12,040,109	2,962,366	15,614	88,154,855
Financing income	46,072,318		887,740	14,027,927	605,726	435,436	115,008,242	1,166,904	(162,468,870)	15,735,423
Financing cost	92,093,244		21,498,230	275,986	119,832	4,124,271	153,641,450	1,986,765	(162,453,254)	111,286,524
Derivative financial instruments income (cost), net	(732,590)		276,481	—	—	(362,882)	(5,830,065)	—	—	(6,649,056)
Foreign exchange income (loss), net	104,222,634		80,896,584	123,489	—	38,940	(6,039,281)	3,639,330	—	182,881,696
Profit (loss) sharing in joint ventures and associates	(20,095)		480,310	28	—	21,601,383	39,828,966	28,985,669	(90,556,085)	320,176
Total duties, taxes and other	161,175,159		—	4,439,739	106,108	1,598,996	(1,690,020)	501,792	—	166,131,774
Net (loss) income	Ps.	90,761,547	(88,892,879)	11,677,310	14,369,879	28,342,773	3,056,541	34,265,712	(90,556,087)	3,024,796
Total current assets	858,883,410		244,102,377	272,149,407	35,181,775	260,975,697	1,759,415,800	98,569,516	(3,032,801,769)	496,476,213
Total non-current assets	893,051,703		516,227,360	152,856,050	28,774,980	109,670,375	265,313,062	434,013,401	(691,551,350)	1,708,355,581
Total current liabilities	604,761,470		1,144,613,083	78,460,391	5,979,220	209,000,818	2,031,565,445	63,676,155	(3,032,731,475)	1,105,325,107
Total long-term liabilities	1,705,451,627		571,676,646	70,758,701	5,147,943	684,933	1,572,456,540	30,102,064	(1,277,289,170)	2,678,989,284
Total equity (deficit)	(558,277,984)		(955,959,992)	275,786,365	52,829,592	160,960,321	(1,579,293,123)	438,804,698	585,667,526	(1,579,482,597)
Depreciation and amortization of wells, pipelines, properties, plant and equipment	70,980,574		7,992,227	4,658,725	1,632,809	217,342	423,162	1,497,775	—	87,402,614
Depreciation of rights of use	214,626		2,363,645	291,299	407,895	586,555	442,232	85,113	—	4,391,365
Net periodic cost of employee benefits	27,629,094		40,264,342	6,207,951	—	2,055	24,516,466	35,504	—	98,655,412
Interest income (1)	135,442		654,263	36,204	316,982	110,309	9,065,807	818,430	—	11,137,437
Interest cost (2)	(449,023)		2,535,607	275,499	119,832	3,386,898	96,450,619	1,681,743	—	104,001,175
(1)Included in financing income.
(2)Included in financing cost.

For the three-month period ended September 30, 2023	Exploration and Production		Industrial Transformation		Logistics		DPRLP		Trading Companies		Corporate		Other Operating Subsidiary Companies		Intersegment eliminations		Total
Revenues:
Trade	Ps.	116,472,969	190,770,615		—		52,356,062		94,852,689		—		6,628,712		—		Ps.	461,081,047
Intersegment	106,464,231		82,689,778		22,642,592		2,569,283		160,521,518		24,759,973		16,020,560		(415,667,935)		—
Services income	6,220		91,520		299,619		—		323,019		158		7,676		—		728,212
(Impairment) reversal of impairment of wells, pipelines, properties, plant and equipment, net	(3,188,960)		(4,912,795)		(11,306)		—		—		—		—		—		(8,113,061)
Cost of sales	122,618,423		293,763,555		20,776,466		47,470,021		250,731,960		395,394		21,912,110		(389,647,415)		368,020,514
Gross income (loss)	97,136,037		(25,124,437)		2,154,439		7,455,324		4,965,266		24,364,737		744,838		(26,020,520)		85,675,684
Distribution, transportation and sale expenses	90,098		5,531,789		(109,316)		—		52,200		55,905		18,521		(4,505,739)		1,133,458
Administrative expenses	20,070,106		13,529,694		5,558,015		559,934		1,069,021		19,364,748		2,068,452		(21,690,099)		40,529,871
Other revenue	591,158		801,185		(337,403)		26,027		196,296		37,967		1,623,781		—		2,939,011
Other expenses	14,380,867		823,092		21		(256,955)		2,279		34		176,373		163,289		15,289,000
Operating income (loss)	63,186,124		(44,207,827)		(3,631,684)		7,178,372		4,038,062		4,982,017		105,273		12,029		31,662,366
Financing income	16,019,793		327,917		4,852,626		263,101		228,996		36,026,694		563,474		(50,771,709)		7,510,892
Financing cost	30,179,008		4,277,136		75,567		40,740		1,563,338		50,347,963		781,633		(50,759,678)		36,505,707
Derivative financial instruments income (cost), net	(8,009,935)		(113,997)		—		—		(188,627)		(1,124,836)		—		—		(9,437,395)
Foreign exchange (loss) income , net	(15,788,024)		(35,621,387)		(56,998)		—		(28,747)		4,409,526		(708,806)		—		(47,794,436)
Profit (loss) sharing in joint ventures and associates	15,913		(2,056,431)		(16)		—		8,897,766		(73,621,949)		10,292,047		56,640,877		168,207
Total duties, taxes and other	23,386,911		—		452,815		37,453		1,197,684		(542,027)		205,450		—		24,738,286
Net (loss) income	Ps.	1,857,952	Ps.	(85,948,861)	Ps.	635,546	Ps.	7,363,280	Ps.	10,186,428	Ps.	(79,134,484)	Ps.	9,264,905	Ps.	56,640,875	Ps.	(79,134,359)
Depreciation and amortization of wells, pipelines, properties, plant and equipment	25,574,594		2,286,030		1,501,479		576,330		68,053		139,330		465,620		—		30,611,436
Depreciation of rights of use	101,168		776,527		79,445		407,895		464,211		147,411		29,131		—		2,005,788
Net periodic cost of employee benefits	8,880,743		13,053,216		1,858,687		—		4		7,877,738		12,502		—		31,682,890
Interest income (1)	46,367		168,398		3,316		132,058		69,853		2,932,110		452,524		—		3,804,626
Interest cost (2)	(223,773)		810,030		75,545		40,740		1,239,807		32,144,704		603,425		—		34,690,478
(1)Included in financing income.
(2)Included in financing cost.

For the nine-month period ended September 30, 2022	Exploration and Production	Industrial Transformation	Logistics	DPRLP (1)	Trading Companies	Corporate	Other Operating Subsidiary Companies	Intersegment eliminations	Total
Revenues:
Trade	462,454,632	941,863,769	—	189,158,354	254,743,701	—	15,131,707	—	1,863,352,163
Intersegment	562,033,202	230,974,203	59,791,260	20,967,761	628,698,634	57,619,388	54,839,232	(1,614,923,680)	—
Services income	79,745	848,424	1,179,703	836,822	1,604,767	697	10,820	—	4,560,978
Reversal of impairment of wells, pipelines, properties, plant and equipment, net	11,959,635	43,088,866	1,542,907	—	282,438	—	—	—	56,873,846
Cost of sales	438,349,515	1,205,542,223	51,454,089	192,477,889	877,139,880	921,266	66,836,749	(1,557,986,203)	1,274,735,408
Gross income (loss)	598,177,699	11,233,039	11,059,781	18,485,048	8,189,660	56,698,819	3,145,010	(56,937,477)	650,051,579
Distribution, transportation and sales expenses	190,138	13,309,417	100,624	—	507,615	5,168	69,917	(3,199,277)	10,983,602
Administrative expenses	46,535,113	43,410,761	13,287,149	774,043	1,923,951	54,859,564	4,751,933	(53,284,177)	112,258,337
Other revenue	8,785,857	7,494,057	216,172	3,131,025	10,772,579	162,623	6,236,169	—	36,798,482
Other expenses	3,411,063	1,112,019	(240,925)	7,122	1,022,419	770,526	78,010	(465,355)	5,694,879
Operating income (loss)	556,827,242	(39,105,101)	(1,870,895)	20,834,908	15,508,254	1,226,184	4,481,319	11,332	557,913,243
Financing income	59,869,852	300,607	8,538,934	—	327,624	120,492,894	272,711	(168,845,398)	20,957,224
Financing cost	99,041,024	24,028,986	346,656	254,796	2,265,952	151,715,277	972,025	(168,834,063)	109,790,653
Derivative financial instruments (cost) income, net	(37,522,838)	(33,074)	—	—	(1,018,615)	1,082,680	—	—	(37,491,847)
Foreign exchange gain (loss), net	70,391,771	2,394,005	16,220	—	(189,439)	(1,024,685)	518,790	—	72,106,662
Profit (loss) sharing in joint ventures and associates	(433,797)	(1,299,877)	(394)	—	21,846,815	224,155,079	44,229,790	(288,265,267)	232,349
Taxes, duties and other	316,217,028	—	(5,792,579)	—	(589,418)	(1,697,196)	173,384	—	308,311,219
Net income (loss)	233,874,178	(61,772,426)	12,129,788	20,580,112	34,798,105	195,914,071	48,357,201	(288,265,270)	195,615,759
Depreciation and amortization of wells, pipelines, properties, plant and equipment	85,931,942	10,397,976	4,412,095	3,302,226	268,279	424,020	1,495,852	—	106,232,390
Depreciation of rights of use	290,036	2,896,919	425,898	—	532,282	131,396	57,638	—	4,334,169
Net periodic cost of employee benefits	26,604,199	38,797,227	5,936,814	—	826	23,607,928	31,516	—	94,978,510
Interest income (2)	148,175	269,902	3,045	—	36,682	8,051,569	87,590	—	8,596,963
Interest cost (3)	(184,992)	3,096,988	347,492	254,796	1,991,497	95,619,876	845,930	—	101,971,587
(1)Beginning January 20, 2022, DPRLP information is now included as a separate business segment.
(2)Included in financing income.
(3)Included in financing cost.

For the three-month period ended September 30, 2022	Exploration and Production	Industrial Transformation	Logistics	DPRLP (1)	Trading Companies	Corporate	Other Operating Subsidiary Companies	Intersegment eliminations	Total
Revenues:
Trade	154,156,160	323,137,583	—	62,490,302	84,962,122	—	4,775,659	—	629,521,826
Intersegment	188,013,478	85,593,492	18,631,371	12,554,103	249,416,808	19,612,971	22,467,676	(596,289,899)	—
Services income	23,753	305,550	424,185	(553)	535,727	169	4,431	—	1,293,262
(Impairment) reversal of impairment of wells, pipelines, properties, plant and equipment, net	(9,587,839)	2,265,458	68,117	—	—	—	—	—	(7,254,264)
Cost of sales	157,832,041	438,307,485	21,856,967	72,407,279	335,682,357	364,163	26,077,388	(576,590,355)	475,937,325
Gross income (loss)	174,773,511	(27,005,402)	(2,733,294)	2,636,573	(767,700)	19,248,977	1,170,378	(19,699,544)	147,623,499
Distribution, transportation and sales expenses	(36,771)	5,319,451	41,344	—	(50,969)	8,355	31,251	(1,051,905)	4,260,756
Administrative expenses	15,122,898	15,035,732	4,487,058	265,105	513,610	19,239,101	1,359,515	(18,262,699)	37,760,320
Other revenue	5,301,714	4,430,491	38,825	(2,069)	192,112	(67,519)	2,832,136	—	12,725,690
Other expenses	1,146,357	736,875	(210,864)	7,122	481,484	400,424	77,069	(382,912)	2,255,555
Operating income (loss)	163,842,741	(43,666,969)	(7,012,007)	2,362,277	(1,519,713)	(466,422)	2,534,679	(2,028)	116,072,558
Financing income	15,183,482	136,037	3,459,429	—	105,042	42,674,744	139,504	(58,045,724)	3,652,514
Financing cost	39,606,205	8,571,868	49,899	40,321	868,418	54,024,841	429,794	(58,047,748)	45,543,598
Derivative financial instruments (cost) income, net	(16,901,477)	(22,683)	—	—	1,911,506	2,029,960	—	—	(12,982,694)
Foreign exchange gain (loss), net	(4,302,160)	(5,888,483)	7,980	—	(42,803)	1,047,499	(165,542)	—	(9,343,509)
Profit (loss) sharing in joint ventures and associates	(28,249)	(1,641,520)	(400)	—	2,961,762	(43,834,562)	3,409,091	39,205,079	71,201
Taxes, duties and other	107,525,698	—	(3,213,820)	—	133,141	(570,212)	85,013	—	103,959,820
Net income (loss)	10,662,434	(59,655,486)	(381,077)	2,321,956	2,414,235	(52,003,410)	5,402,925	39,205,075	(52,033,348)
Depreciation and amortization of wells, pipelines, properties, plant and equipment	29,830,489	3,627,478	1,440,377	1,155,189	84,023	141,225	539,616	—	36,818,397
Depreciation of rights of use	103,993	1,034,892	107,069	—	174,237	97,910	20,846	—	1,538,947
Net periodic cost of employee benefits	8,789,223	12,844,503	1,927,785	—	(49)	7,805,284	10,505	—	31,377,251
Interest income (2)	78,356	105,812	3,045	—	9,067	3,598,347	70,241	—	3,864,868
Interest cost (3)	(329,756)	1,034,912	47,314	40,321	765,315	33,416,507	369,124	—	35,343,737
(1)Beginning January 20, 2022, DPRLP information is now included as a separate business segment.
(2)Included in financing income.
(3)Included in financing cost.

As of December 31, 2022	Exploration and Production	Industrial Transformation	Logistics	DPRLP (1)	Trading Companies	Corporate	Other Operating Subsidiary Companies	Intersegment eliminations	Total
Total current assets	915,532,623	296,527,986	251,070,455	31,935,985	208,042,447	1,548,257,534	101,716,681	(2,825,188,933)	527,894,778
Total non-current assets	886,317,756	502,433,210	160,667,832	32,675,568	104,756,605	431,460,970	407,146,635	(807,795,310)	1,717,663,266
Total current liabilities	519,212,766	1,078,322,279	79,817,063	10,287,103	163,897,630	1,856,611,334	46,619,334	(2,825,030,251)	929,737,258
Total non-current liabilities	1,968,555,771	614,563,455	75,200,326	4,153,387	513,730	1,891,640,785	42,864,055	(1,512,848,498)	3,084,643,011
Equity (deficit), net	(685,918,158)	(893,924,538)	256,720,899	50,171,062	148,387,691	(1,768,533,615)	419,379,927	704,894,507	(1,768,822,225)
(1)Beginning January 20, 2022, DPRLP information is now included as a separate business segment